Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Select STOXX Europe Aerospace & Defense ETF
Shareholder Report [Line Items]
Fund Name	Select Stoxx Europe Aerospace & Defense ETF
Class Name	Select Stoxx Europe Aerospace & Defense ETF
Trading Symbol	EUAD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Stoxx Europe Aerospace & Defense ETF for the period October 21, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.select-funds.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.select-funds.com
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUAD	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period October 21, 2024 to August 31, 2025, the Select STOXX® Europe Aerospace & Defense ETF returned 68.23%, while the S&P 500® Index returned 11.60%.

What key factors affected the Fund’s performance?

The Fund invests in European aerospace and defense companies included in the STOXX® Europe Total Market Index. Performance was driven by heightened global defense spending, strong order books in aerospace, and investor recognition of the strategic importance of European defense leaders.

•   Rheinmetall AG (RNMBY) gained +260.91% as surging demand for armored vehicles and munitions boosted earnings and backlog.

• Leonardo SpA (FINMY) advanced +139.62% on strong defense electronics demand and robust helicopter sales.

• Rolls Royce Holdings (RYCEY) climbed +96.10% on recovery in civil aerospace coupled with improved defense performance.

While all holdings in the portfolio delivered gains, the following companies contributed less relative to peers:

• MTU Aero Engines (MTUAY) was up +34.92%, lagging on concerns over supply chain constraints.

• Airbus SE (EADSY) gained +38.70%, with performance held back by delivery bottlenecks in its commercial aircraft segment.

• Safran SA (SAFRY) rose +47.18%, a solid return but below the portfolio average, as investors weighed margin pressure from engine ramp-up costs.

The broad-based gains across the portfolio reflect both cyclical recovery in aerospace and the secular defense rearmament trend in Europe.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Cumulative Performance

From October 21, 2024, commencement of operations,
through August 31, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	3 Month	6 Month	Since Inception 10/21/2024
EUAD	3.91%	36.67%	68.23%
S&P 500 Index	9.62%	9.21%	11.60%
STOXX Europe Total Market Aerospace & Defense Index	6.24%	40.18%	70.77%

Performance Inception Date	Oct. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit www.select-funds.com for more recent performance information.
Net Assets	$ 1,046,602,682
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 195,404
Investment Company, Portfolio Turnover	16.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Net Assets	$1,046,602,682
Number of Holdings	13
Net Advisory Fee	$195,404
Portfolio Turnover Rate	16.20%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings
Airbus SE	12.2%
Safran SA	8.9%
Rheinmetall AG	7.3%
Rolls-Royce Holdings PLC	6.8%
BAE Systems PLC	5.2%
Thales SA	4.8%
Saab AB	4.4%
MTU Aero Engines AG	3.4%
Leonardo SpA	2.8%
Hensoldt AG	1.5%